UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Tax-Free Bond Fund

Annual report 5/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended May 31, 2014

									Tax-
	Average annual total						SEC 30-day	SEC 30-day	equivalent
	returns (%)			Cumulative total returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-14	5-31-14	5-31-14

Class A	–2.20	4.70	4.22	–2.20	25.84	51.15	2.38	2.28	4.20

Class B	–3.76	4.45	4.02	–3.76	24.31	48.35	1.74	1.64	3.07

Class C	0.15	4.76	3.86	0.15	26.19	46.01	1.75	1.64	3.09

Index†	3.05	5.59	5.00	3.05	31.26	62.87	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.84	1.59	1.59
Gross (%)	0.94	1.69	1.69

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	Tax-Free Bond Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	5-31-04	$14,835	$14,835	$16,287

Class C3	5-31-04	14,601	14,601	16,287

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | Tax-Free Bond Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

Tax-exempt municipal bonds (munis) posted positive returns for the year ended May 31, 2014. Munis declined early in the period as improving economic growth and a few high-profile credit issues sent muni yields sharply higher. Market conditions changed abruptly in early 2014 as uneven economic data (due in part to severe U.S. winter weather) eased investor concerns about higher interest rates, leading to a substantial recovery in the muni market. For the 12-month period, short-term munis generated the best returns, outperforming longer-term munis, while higher-quality munis outpaced lower-rated bonds.

State and local tax revenues enjoyed solid growth as economic conditions improved and real estate markets strengthened, even in states where housing markets were hit the hardest by the last downturn. Increased tax revenues have helped most state and local governments stabilize their budgets, and many have taken a more conservative approach to spending and debt, which bodes well for municipal credit quality going forward.

For the 12-month period ended May 31, 2014, John Hancock Tax-Free Bond Fund’s Class A shares produced a total return of 1.88%, excluding sales charges, trailing the 3.05% return of the fund’s benchmark, the Barclays Municipal Bond Index.

The fund had a longer duration than that of its benchmark throughout the period. This positioning weighed on performance versus the benchmark, particularly during the first half of the reporting period as muni yields rose and the muni yield curve steepened dramatically. The longer duration added value later in the period, when the muni market rebounded, but it was not enough to offset the weakness from earlier in the period.

The fund’s bond holdings based in Puerto Rico detracted from relative results as continued economic weakness and looming liquidity problems led to a series of credit rating downgrades. We reduced the fund’s exposure to these bonds during the period.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,067.90	$4.33	0.84%

Class B	1,000.00	1,064.00	8.18	1.59%

Class C	1,000.00	1,062.90	8.18	1.59%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,020.70	$4.23	0.84%

Class B	1,000.00	1,017.00	8.00	1.59%

Class C	1,000.00	1,017.00	8.00	1.59%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (24.8% of Net Assets as of 5-31-14)[1,2]

Foothill Eastern Transportation Corridor Agency, Highway Revenue Tolls, Escrowed to
Maturity, Series A, 0.000%, 1-1-19	6.6%

Massachusetts Water Resources Authority, Water Revenue, Series A, 5.000%, 8-1-40	2.5%

Commonwealth of Massachusetts, Series C, 5.500%, 12-1-24	2.4%

San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A,
5.650%, 1-15-17	2.3%

New York Liberty Development Corp., 1 World Trade Center Project, 5.000%, 12-15-41	2.1%

New York City Municipal Water Finance Authority, Water Revenue, Series GG-1,
5.000%, 1-15-39	2.0%

New York State Dormitory Authority, State University Dormitory, Series A, 5.000%, 7-1-35	1.9%

JEA Electric System Revenue, Series Three - D-2, 5.000%, 10-1-38	1.8%

South Carolina State Public Service Authority, Santee Cooper, Series E, 5.000%, 1-1-40	1.6%

South Carolina State Public Service Authority, Santee Cooper, Series A, 5.500%, 1-1-38	1.6%

Sector Composition[1,3]

General Obligation Bonds	8.0%	Water & Sewer	5.1%

Revenue Bonds		Education	4.0%

Transportation	21.8%	Tobacco	2.8%

Utilities	20.8%	Facilities	2.4%

Other Revenue	15.1%	Health Care	2.2%

Airport	7.0%	Pollution	1.8%

Development	6.6%	Short-Term Investments & Other	2.4%

Quality Composition[1,4]

AAA	10.2%

AA	32.1%

A	36.4%

BBB	9.9%

BB	1.5%

B	3.3%

Not Rated	4.2%

Short-Term Investments & Other	2.4%

1 As a percentage of net assets on 5-31-14.

2 Cash and cash equivalents are not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Tax-Free Bond Fund	11

Fund’s investments

As of 5-31-14

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.6%				$424,996,927

(Cost $377,578,171)

Alabama 0.5%				2,195,720

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,195,720

Arizona 0.5%				2,369,500

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,141,080

Phoenix Civic Improvement Corp.
Civic Plaza, Series B (D)	5.500	07-01-28	1,000,000	1,228,420

California 17.9%				78,080,052

ABAG Finance Authority for Nonprofit Corps,
Series A	5.000	08-01-43	2,000,000	2,184,260

California State Public Works Board	5.000	10-01-39	1,000,000	1,104,440

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-19	30,000,000	28,528,200

Foothill-Eastern Transportation Corridor
Agency, Series A	5.750	01-15-46	3,000,000	3,377,550

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	2,190,000	1,990,360

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,390,345

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	2,980,000	3,083,883

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,875,250

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	5,060,000	5,390,216

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	25,037

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-17	4,900,000	4,823,413

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-20	2,000,000	1,855,200

12	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	$10,000,000	$10,010,600

Santa Ana Financing Authority
Police Administration & Holding Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,409,080

State of California	5.000	02-01-38	5,375,000	5,890,248

Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,141,970

Colorado 3.6%				15,609,384

Colorado Springs Utilities Revenue
Series C	5.250	11-15-42	2,825,000	3,180,526

Denver, Colorado City & County
Airport Revenue
Series A	5.250	11-15-36	5,250,000	5,850,443

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	4,380,215

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,198,200

Connecticut 0.8%				3,297,090

Connecticut State Health & Educational
Facility Authority
Yale University, Series Z3	5.050	07-01-42	3,000,000	3,297,090

District of Columbia 3.6%				15,519,424

District of Columbia Tobacco Settlement
Financing Corp.	6.500	05-15-33	5,000,000	5,583,950

Metropolitan Washington Airports Authority (C)	5.000	10-01-44	1,000,000	1,086,580

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-33	6,565,000	2,516,955

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-35	6,470,000	2,159,751

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-36	7,250,000	2,279,038

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series C (Zero
coupon steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	1,750,000	1,893,150

Florida 2.7%				11,917,118

Bonnet Creek Resort Community
Development District	7.250	05-01-18	595,000	595,190

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,500,315

Hernando County, Criminal Justice (D)(P)	7.650	07-01-16	500,000	564,655

JEA Electric System Revenue
Series Three — D-2	5.000	10-01-38	7,000,000	7,723,240

Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed
to Maturity, Series D	6.750	10-01-17	1,380,000	1,533,718

See notes to financial statements	Annual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Georgia 2.3%				$9,899,777

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	$1,000,000	1,042,120

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	70,000	74,316

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	40,000	42,825

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	835,000	922,316

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,400,000	5,064,400

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Series EE (D)	7.250	01-01-24	2,000,000	2,753,800

Guam 0.3%				1,131,650

Guam International Airport Authority
Series C AMT (D)	6.125	10-01-43	1,000,000	1,131,650

Illinois 4.3%				18,662,815

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,103,805

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,010,470

City of Chicago, O’Hare International Airport
Revenue (D)	5.500	01-01-43	2,000,000	2,191,760

City of Chicago, Series A	5.750	01-01-39	3,200,000	3,618,144

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,797,015

Lake County Community Consolidated School
District No: 24 (D)(Z)	Zero	01-01-22	2,440,000	1,875,311

State Of Illinois (D)	5.500	07-01-38	1,000,000	1,095,730

Will County Community Unit School District
No: 365 (D)(Z)	Zero	11-01-21	1,130,000	970,580

Indiana 0.8%				3,381,900

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,381,900

Kentucky 0.2%				1,061,150

Kentucky Economic Development
Finance Authority
Louisville Arena, Series A–1 (D)	6.000	12-01-33	1,000,000	1,061,150

Louisiana 1.0%				4,554,465

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	2,500,000	2,813,700

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects.,
Series A–1	6.500	11-01-35	1,500,000	1,740,765

14	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts 8.8%				$38,436,638

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	$8,000,000	10,263,040

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	8,595,000	5,158,977

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	2,500,000	2,866,300

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,356,450

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	15,000	15,078

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	9,975,000	10,890,805

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	3,475,000	3,885,988

Michigan 0.3%				1,078,090

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,078,090

Nebraska 2.5%				10,963,524

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,737,219

Omaha Public Power District
Electric, Power & Light Revenues, Escrowed
to Maturity, Series B	6.200	02-01-17	730,000	797,145

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,429,160

New Jersey 2.2%				9,544,440

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,577,505

New Jersey Transportation Trust Fund Authority
Series B	5.000	06-15-42	2,500,000	2,653,625

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,315,000	2,313,310

New York 18.9%				82,472,716

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	1,000,000	1,101,170

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	3,500,000	3,997,840

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,400,300

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-24	1,500,000	1,601,505

New York City Municipal Water
Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	3,000,000	3,377,820

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,801,280

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	4,278,759

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,376,080

See notes to financial statements	Annual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	$3,000,000	$3,421,020

New York Liberty Development Corp.
1 World Trade Center Project	5.000	12-15-41	8,500,000	9,186,375

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,481,650

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	3,000,000	3,506,130

New York State Dormitory Authority	5.000	02-15-39	2,500,000	2,768,625

New York State Dormitory Authority
State University Dormitory, Series A	5.000	07-01-35	7,250,000	8,121,088

New York State Dormitory Authority
State University Educational Facilities,
Series A	5.500	05-15-19	1,000,000	1,169,730

Port Authority of New York & New Jersey
144th Project	5.000	10-01-29	3,500,000	3,810,730

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	6,820,000	6,638,179

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,522,123

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,503,412

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to
7-15-17	6.950	07-15-39	2,000,000	2,408,900

Oklahoma 1.5%				6,602,660

Grand River Dam Authority, Series A	5.250	06-01-40	4,000,000	4,550,520

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06-01-35	2,000,000	2,052,140

Oregon 0.9%				4,001,204

Clackamas County School District No. 12,
Series B (D)	5.000	06-15-28	3,630,000	4,001,204

Pennsylvania 2.5%				10,854,025

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	1,030,820

City of Philadelphia, Series A	5.000	07-15-38	2,000,000	2,151,760

Philadelphia Authority for
Industrial Development
Commerical Development AMT (P)	7.750	12-01-17	3,250,000	3,266,445

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,405,000

Puerto Rico 1.9%				8,056,530

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	2,380,890

Puerto Rico Sales Tax Financing Corp.	5.375	08-01-39	3,000,000	2,426,520

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	4,000,000	3,249,120

16	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

South Carolina 3.2%				$13,706,700

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	$6,000,000	6,797,460

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	6,500,000	6,909,240

Texas 14.4%				62,801,412

City of Austin
Electric Utility Revenue (D)	5.000	11-15-37	5,000,000	5,491,150

City of Dallas
Waterworks & Sewer System	5.000	10-01-35	5,000,000	5,681,750

City of Dallas
Waterworks & Sewer System	5.000	10-01-36	5,000,000	5,661,850

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,808,898

City Public Service Board of San Antonio	5.000	02-01-48	5,000,000	5,439,400

Dallas/Fort Worth International Airport	5.000	11-01-38	2,500,000	2,629,525

Dallas/Fort Worth International Airport,
Series D	5.250	11-01-32	5,000,000	5,757,500

Grand Parkway Transportation Corp., Series B	5.000	04-01-53	4,000,000	4,276,720

Houston Independent School District Public
Financing Corp.
Cesar Chavez Project, Series A (D)(Z)	Zero	09-15-16	570,000	558,087

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,284,400

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	190,000	229,774

Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,658,300

Lower Colorado River Authority
Unrefunded 2012-1	5.625	05-15-39	3,810,000	4,188,295

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,711,143

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,424,620

Utah 0.0%				111,790

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity,
Series A	8.125	05-15-15	105,000	111,790

Washington 0.5%				2,217,233

Energy Northwest	5.000	07-01-40	450,000	508,568

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,708,665

Wyoming 0.8%				3,345,330

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,345,330

Other 0.7%				3,124,590

Centerline Equity Issuer Trust, Series A–4-1 (S)	5.750	05-15-15	3,000,000	3,124,590

See notes to financial statements	Annual report | Tax-Free Bond Fund	17

	Par value	Value

Short-Term Investments 1.4%		$6,200,000

(Cost $6,200,000)

Repurchase Agreement 1.4%		6,200,000

Barclays Tri-Party Repurchase Agreement dated 5-30-14 at 0.050%
to be repurchased at $5,552,023 on 6-2-14, collateralized by
$5,739,500 U.S. Treasury Notes, 0.750% due 3-31-18 (valued at
$5,663,156, including interest)	$5,552,000	5,552,000

Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $648,000 on 6-2-14, collateralized by $670,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$662,922, including interest)	648,000	648,000

Total investments (Cost $383,778,171)† 99.0%		$431,196,927

Other assets and liabilities, net 1.0%		$4,289,489

Total net assets 100.0%		$435,486,416

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(C) Security purchased on a when-issued or delayed delivery basis.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	4.1%
Assured Guaranty Municipal Corp.	3.7%
National Public Finance Guarantee Corp.	3.4%
Assured Guaranty Corp.	2.3%
Financial Guaranty Insurance Company	1.2%
Commonwealth Gtd.	0.6%
CIFG Holdings, Ltd.	0.6%

Total	15.9%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $380,700,714. Net unrealized appreciation aggregated $50,496,213, of which $51,201,818 related to appreciated investment securities and $705,605 related to depreciated investment securities.

18	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to Fund’s investments

The fund had the following sector composition as a percentage of net assets on 5-31-14:

General Obligation Bonds	8.0%
Revenue Bonds
Transportation	21.8%
Utilities	20.8%
Other Revenue	15.1%
Airport	7.0%
Development	6.6%
Water & Sewer	5.1%
Education	4.0%
Tobacco	2.8%
Facilities	2.4%
Health Care	2.2%
Pollution	1.8%
Short-Term Investments & Other	2.4%

Total	100.0%

See notes to financial statements	Annual report | Tax-Free Bond Fund	19

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 5-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $383,778,171)	$431,196,927
Cash	192
Receivable for investments sold	1,120,289
Receivable for fund shares sold	586,927
Interest receivable	5,578,386
Receivable from affiliates	2,890
Other receivables and prepaid expenses	37,176

Total assets	438,522,787

Liabilities

Payable for investments purchased	1,016,746
Payable for delayed delivery securities purchased	1,086,820
Payable for fund shares repurchased	576,918
Distributions payable	208,594
Payable to affiliates
Accounting and legal services fees	16,369
Transfer agent fees	23,722
Distribution and service fees	28,895
Trustees’ fees	615
Other liabilities and accrued expenses	77,692

Total liabilities	3,036,371

Net assets	$435,486,416

Net assets consist of

Paid-in capital	$406,020,762
Undistributed net investment income	1,392,070
Accumulated net realized gain (loss) on investments	(19,345,172)
Net unrealized appreciation (depreciation) on investments	47,418,756

Net assets	$435,486,416

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($394,412,575 ÷ 39,183,821 shares)[1]	$10.07
Class B ($6,074,309 ÷ 603,430 shares)[1]	$10.07
Class C ($34,999,532 ÷ 3,477,717 shares)[1]	$10.06

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$10.49

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	Tax-Free Bond Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the year ended 5-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$22,299,383

Expenses

Investment management fees	2,414,510
Distribution and service fees	1,433,682
Accounting and legal services fees	88,130
Transfer agent fees	291,994
Trustees’ fees	12,776
State registration fees	66,771
Printing and postage	32,063
Professional fees	66,918
Custodian fees	56,132
Registration and filing fees	27,105
Other	18,141

Total expenses	4,508,222
Less expense reductions	(465,031)

Net expenses	4,043,191

Net investment income	18,256,192

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(6,963,330)
(6,963,330)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,239,298)
(7,239,298)

Net realized and unrealized loss	(14,202,628)

Increase in net assets from operations	$4,053,564

See notes to financial statements	Annual report | Tax-Free Bond Fund	21

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-14	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$18,256,192	$19,870,743
Net realized gain (loss)	(6,963,330)	72,944
Change in net unrealized appreciation (depreciation)	(7,239,298)	(3,611,925)

Increase in net assets resulting from operations	4,053,564	16,331,762

Distributions to shareholders
From net investment income
Class A	(16,648,654)	(17,942,339)
Class B	(226,679)	(257,100)
Class C	(1,326,596)	(1,595,018)

Total distributions	(18,201,929)	(19,794,457)

From fund share transactions	(58,458,635)	17,953,005

Total increase (decrease)	(72,607,000)	14,490,310

Net assets

Beginning of year	508,093,416	493,603,106

End of year	$435,486,416	$508,093,416

Undistributed net investment income	$1,392,070	$813,841

22	Tax-Free Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$10.31	$10.37	$9.70	$9.97	$9.53
Net investment income[1]	0.41	0.41	0.43	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.24)	(0.06)	0.67	(0.27)	0.44
Total from investment operations	0.17	0.35	1.10	0.17	0.89
Less distributions
From net investment income	(0.41)	(0.41)	(0.43)	(0.44)	(0.45)
Net asset value, end of period	$10.07	$10.31	$10.37	$9.70	$9.97
Total return (%)[2,3]	1.88	3.40	11.61	1.79	9.56

Ratios and supplemental data

Net assets, end of period (in millions)	$394	$447	$442	$411	$440
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.94	0.95	0.96	0.98
Expenses including reductions	0.84	0.84	0.86	0.96	0.98
Net investment income	4.24	3.94	4.30	4.54	4.64
Portfolio turnover (%)	12	11	25	20	28

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$10.31	$10.37	$9.70	$9.97	$9.53
Net investment income[1]	0.34	0.33	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	(0.24)	(0.06)	0.67	(0.27)	0.44
Total from investment operations	0.10	0.27	1.03	0.10	0.82
Less distributions
From net investment income	(0.34)	(0.33)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$10.07	$10.31	$10.37	$9.70	$9.97
Total return (%)[2,3]	1.12	2.63	10.78	1.04	8.74

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$8	$7	$7	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.69	1.70	1.71	1.74
Expenses including reductions	1.59	1.59	1.61	1.71	1.73
Net investment income	3.48	3.18	3.54	3.78	3.89
Portfolio turnover (%)	12	11	25	20	28

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Tax-Free Bond Fund	23

CLASS C SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$10.30	$10.37	$9.70	$9.97	$9.53
Net investment income[1]	0.34	0.33	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	(0.24)	(0.07)	0.67	(0.27)	0.44
Total from investment operations	0.10	0.26	1.03	0.10	0.82
Less distributions
From net investment income	(0.34)	(0.33)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$10.06	$10.30	$10.37	$9.70	$9.97
Total return (%)[2,3]	1.12	2.53	10.78	1.04	8.74

Ratios and supplemental data

Net assets, end of period (in millions)	$35	$53	$45	$36	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.69	1.70	1.71	1.73
Expenses including reductions	1.59	1.59	1.61	1.71	1.73
Net investment income	3.48	3.19	3.54	3.78	3.88
Portfolio turnover (%)	12	11	25	20	28

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

24	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | Tax-Free Bond Fund	25

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2014 were $597. For the year ended May 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

26	Tax-Free Bond Fund | Annual report

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a capital loss carryforward of $17,678,267 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$257,214	$209,653	$5,383,181	$3,499,079	$490,608	$5,270,981	$2,567,551

For federal income tax purposes, net capital losses of $2,740,440, that are the result of security transactions occurring after October 31, 2013, are treated as occurring on June 1, 2014, the first day of the fund’s next taxable year.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2014 and 2013 was as follows:

	MAY 31, 2014	MAY 31, 2013

Ordinary Income	$757,238	$369,461
Exempt Interest	17,444,691	19,424,996
Total	$18,201,929	$19,794,457

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2014, the components of distributable earnings on a tax basis consisted of $1,600,664 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the

Annual report | Tax-Free Bond Fund	27

United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the fund’s average daily net assets, (b) 0.500% of the next $500,000,000 of the fund’s average daily net assets, (c) 0.450% of the next $2,000,000,000 of the fund’s average daily net assets, and (d) 0.425% of the fund’s average daily net assets in excess of $3,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $23,374, $386 and $2,254 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2014 were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting

28	Tax-Free Bond Fund | Annual report

and legal services fees incurred for the year ended May 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2014, unless renewed by the mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $394,199, $6,533 and $38,285 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $407,348 for the year ended May 31, 2014. Of this amount, $59,379 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $295,623 was paid as sales commissions to broker-dealers and $52,346 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2014, CDSCs received by the Distributor amounted to $0, $21,079 and $7,727 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are

Annual report | Tax-Free Bond Fund	29

allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2014 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$985,499	$262,246
Class B	65,332	4,341
Class C	382,851	25,407
Total	$1,433,682	$291,994

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE LOAN	DAYS	WEIGHTED AVERAGE
BORROWER OR LENDER	BALANCE	OUTSTANDING	INTEREST RATE	INTEREST

LENDER	$14,905,279	1	0.45%	$186

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2014 and 2013 were as follows:

	Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,676,960	$26,095,934	5,945,907	$62,257,110
Distributions reinvested	1,452,044	14,143,214	1,443,068	15,113,412
Repurchased	(8,317,786)	(80,829,809)	(6,591,093)	(68,990,501)

Net increase (decrease)	(4,188,782)	($40,590,661)	797,882	$8,380,021

Class B shares

Sold	26,185	$257,843	247,978	$2,600,375
Distributions reinvested	19,851	193,286	20,786	217,725
Repurchased	(246,617)	(2,390,874)	(174,686)	(1,829,372)

Net increase (decrease)	(200,581)	($1,939,745)	94,078	$988,728

30	Tax-Free Bond Fund | Annual report

	Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	567,139	$5,562,629	1,745,407	$18,327,901
Distributions reinvested	122,024	1,187,380	123,412	1,292,074
Repurchased	(2,339,647)	(22,678,238)	(1,054,867)	(11,035,719)

Net increase (decrease)	(1,650,484)	($15,928,229)	813,952	$8,584,256

Total net increase (decrease)	(6,039,847)	($58,458,635)	1,705,912	$17,953,005

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $52,049,973 and $115,078,551, respectively, for the year ended May 31, 2014.

Annual report | Tax-Free Bond Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Series Trust and
Shareholders of John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2014

32	Tax-Free Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2014.

96.17% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Tax-Free Bond Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

34	Tax-Free Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Tax-Free Bond Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

36	Tax-Free Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Tax-Free Bond Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	Tax-Free Bond Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	52A 5/14
MF188821	7/14

John Hancock
High Yield Municipal Bond Fund

Annual report 5/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended May 31, 2014

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-14	5-31-14	5-31-14

Class A	–4.51	5.91	4.57	–4.51	33.28	56.40	2.78	2.68	4.91

Class B	–6.01	5.67	4.38	–6.01	31.74	53.50	2.15	2.05	3.80

Class C	–2.22	5.99	4.22	–2.22	33.75	51.20	2.15	2.05	3.80

Index 1†	0.33	10.38	5.95	0.33	63.10	78.20	—	—	—

Index 2†	3.05	5.59	5.00	3.05	31.26	62.87	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.87	1.62	1.62
Gross (%)	0.97	1.72	1.72

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays High Yield Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	High Yield Municipal Bond Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	5-31-04	$15,350	$15,350	$17,820	$16,287

Class C3	5-31-04	15,120	15,120	17,820	16,287

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated, or below BBB/Baa.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to 12-14-12, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | High Yield Municipal Bond Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management
a division of Manullfe Asset Management (US) LLC

Tax-exempt municipal bonds (munis) posted positive returns for the year ended May 31, 2014. Munis declined early in the period as improving economic growth and a few high-profile muni credit issues sent muni yields sharply higher. Market conditions changed abruptly in early 2014 as uneven economic data (due in part to severe U.S. winter weather) eased investor concerns about higher interest rates, leading to a substantial recovery in the muni market. For the 12-month period, short-term munis generated the best returns, outperforming longer-term munis, while higher-quality munis outpaced lower-rated bonds. State and local tax revenues enjoyed solid growth as economic conditions improved and real estate markets strengthened, even in states where housing markets were hit the hardest by the last downturn. The improved economy not only benefited state and local governments, but also helped many projects associated with higher-yielding municipal credits.

For the 12-month period ended May 31, 2014, John Hancock High Yield Municipal Bond Fund’s Class A shares declined by 0.53%, excluding sales charges, trailing the 0.33% return of the fund’s benchmark, the Barclays High Yield Municipal Bond Index.

As noted in the prospectus, the fund’s investment guidelines limit its ownership of bonds rated B and below. As a result, we are typically positioned in the “moderate” quality tier of high-yield municipal bonds. These bonds tend to exhibit a higher sensitivity to interest-rate changes than more speculative, lower-grade bonds. In the first half of the period, the fund’s relatively higher interest-rate sensitivity detracted from performance as yields rose sharply, especially among longer-dated securities. When rate fears calmed in the second half, we saw increased demand for the more credit-sensitive, lower-tier names, but our limited exposure to these bonds capped the fund’s participation in the credit rally.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,068.90	$4.80	0.93%

Class B	1,000.00	1,065.90	8.65	1.68%

Class C	1,000.00	1,065.00	8.65	1.68%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,020.30	$4.68	0.93%

Class B	1,000.00	1,016.60	8.45	1.68%

Class C	1,000.00	1,016.60	8.45	1.68%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (21.9% of Net Assets on 5-31-14)[1,2]

Foothill Eastern Transportation Corridor Agency, Highway Revenue Tolls,
Escrowed to Maturity, Series A, Zero Coupon, 1-1-18	3.8%

Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series E
(Zero Coupon Steps up to 6.375% on 12-1-17), 12-1-38	2.6%

Port Authority of New York & New Jersey, JFK International Airport Terminal,
6.000%, 12-1-42	2.5%

Golden State Tobacco Securitization Corp., Series A-1, 4.500%, 6-1-27	2.1%

Tennessee Energy Acquisition Corp., Natural Gas Revenue, Series C, 5.000%, 2-1-25	2.1%

Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30	1.9%

Chautauqua County Industrial Development Agency, Dunkirk Power Project,
5.875%, 4-1-42	1.8%

North Texas Tollway Authority, Highway Revenue Tolls, Series A, 6.250%, 1-1-39	1.7%

Louisiana Local Government Environmental Facilities, Westlake Chemical Corp. Projects,
6.750%, 11-1-32	1.7%

Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A,
6.000%, 7-1-39	1.7%

Sector Composition[1,3]

General Obligation Bonds	1.1%	Pollution	8.7%

Revenue Bonds		Tobacco	5.3%

Development	20.4%	Utilities	4.4%

Other Revenue	16.1%	Education	3.0%

Transportation	14.1%	Water & Sewer	1.7%

Health Care	11.1%	Facilities	0.7%

Airport	10.3%	Short-Term Investments & Other	3.1%

Quality Composition[1,3,4]

AAA	4.4%

AA	2.3%

A	22.4%

BBB	41.2%

BB	3.0%

B	11.5%

Not Rated	12.1%

Short-Term Investments & Other	3.1%

1 As a percentage of net assets on 5-31-14.

2 Cash and cash equivalents are not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | High Yield Municipal Bond Fund	11

Fund’s investments

As of 5-31-14

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 96.9%				$196,117,963

(Cost $170,275,785)

Alabama 3.2%				6,485,860

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,195,720

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	2,026,120

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,264,020

Arizona 3.3%				6,751,430

Maricopa County Industrial
Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,362,880

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,282,160

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,106,390

California 10.6%				21,543,619

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,181,440

Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity,
Series A (Z)	Zero	01-01-18	7,950,000	7,720,086

Foothill-Eastern Transportation Corridor
Agency, Series A	5.750	01-15-46	1,000,000	1,125,850

Golden State Tobacco Securitization Corp.
Series A–1	4.500	06-01-27	4,735,000	4,303,357

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	1,976,250

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	2,034,210

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	1,390,000	1,480,711

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,721,715

12	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Colorado 2.6%				$5,326,925

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	$2,500,000	3,128,725

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,198,200

Connecticut 0.7%				1,466,122

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,466,122

District of Columbia 2.7%				5,493,192

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10-01-37	4,000,000	1,107,360

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10-01-39	4,600,000	1,140,432

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero coupon
steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	3,000,000	3,245,400

Florida 7.2%				14,574,288

Bonnet Creek Resort Community
Development District	7.250	05-01-18	860,000	860,275

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	1,055,222

Heritage Harbour North Community
Development District	6.375	05-01-38	1,240,000	1,220,941

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	2,023,840

Midtown Miami Community
Development District	5.000	05-01-37	500,000	505,645

Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05-01-20	345,000	348,291

Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05-01-34	1,000,000	1,005,070

Palm Beach County Health Facilities Authority	6.000	06-01-21	1,000,000	1,056,060

Palm Beach County Health Facilities Authority	7.500	06-01-49	1,000,000	1,112,780

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,292,520

Tolomato Community Development District,
Series 1 (H)	6.450	05-01-23	10,000	10,163

Tolomato Community Development District,
Series 1 (H)	6.650	05-01-40	10,000	10,217

Tolomato Community Development District,
Series 2 (H)	6.450	05-01-23	470,000	281,610

Tolomato Community Development District,
Series 2 (H)	6.650	05-01-40	470,000	280,266

Tolomato Community Development District,
Series 3 (H)	6.450	05-01-23	155,000	2

Tolomato Community Development District,
Series 3 (H)	6.650	05-01-40	155,000	2

Tolomato Community Development District,
Series A–1	6.450	05-01-23	200,000	199,772

Tolomato Community Development District,
Series A–1	6.650	05-01-40	200,000	203,560

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Tolomato Community Development District,
Series A–2, CAB (Zero coupon steps up to
5-1-17, then 6.610%)	Zero	05-01-39	$110,000	$80,546

Tolomato Community Development District,
Series A–3, CAB (Zero coupon steps up to
5-1-19, then 6.610%)	Zero	05-01-40	260,000	155,116

Tolomato Community Development District,
Series A–4, CAB (Zero coupon steps up to
5-1-22, then 6.610%)	Zero	05-01-40	130,000	57,407

Village Community Development District No. 8	6.125	05-01-39	850,000	945,285

Village Community Development District No. 8	6.375	05-01-38	765,000	869,698

Georgia 3.3%				6,764,754

Atlanta Water & Waste Water Revenue
Series A	6.000	11-01-28	1,000,000	1,212,170

Clayton County Development Authority
Delta Air Lines, Series B AMT	9.000	06-01-35	1,000,000	1,056,280

Gainesville & Hall County
Development Authority
ACTS Retirement-Life Communities, Inc.,
Series A–2	6.625	11-15-39	1,100,000	1,222,089

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,533,150

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,741,065

Guam 1.1%				2,174,060

Guam Government
Series A	7.000	11-15-39	2,000,000	2,174,060

Hawaii 0.6%				1,171,290

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,171,290

Illinois 4.0%				8,177,465

Chicago Midway International Airport
Series A AMT (C)	5.000	01-01-41	1,500,000	1,575,705

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,006,980

City of Chicago, IL O’Hare International
Airport Revenue	5.750	01-01-43	2,000,000	2,198,760

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,396,020

Indiana 1.0%				2,109,878

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,394,350

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	235,051

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	475,000	480,477

Iowa 0.5%				1,071,390

Altoona Urban Renewal Tax Increment Revenue	6.000	06-01-34	1,000,000	1,071,390

14	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Kansas 1.4%				$2,723,490

Wyandotte County-Kansas City
Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06-01-21	$3,930,000	2,723,490

Kentucky 1.7%				3,360,870

Kentucky Economic Development
Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,242,960

Owen County Kentucky Waterworks
System Revenue
American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,117,910

Louisiana 3.9%				7,789,919

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,376,439

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp., Series A–2	6.500	11-01-35	2,000,000	2,321,020

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,000,000	2,092,460

Maryland 1.7%				3,450,520

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,081,360

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,369,160

Massachusetts 0.5%				1,097,160

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	1,097,160

Michigan 0.5%				1,000,300

Michigan Strategic Fund
Dow Chemical Company, Series A–1 AMT (P)	6.750	12-01-28	1,000,000	1,000,300

Minnesota 1.0%				2,102,580

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,050,660

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,051,920

Mississippi 0.5%				1,000,550

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	1,000,550

Missouri 0.5%				921,760

St. Louis Airport Revenue
Lambert St. Louis International Airport,
Series A–1	6.625	07-01-34	800,000	921,760

Nevada 0.5%				1,042,780

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,042,780

New Hampshire 0.3%				550,870

New Hampshire Health & Education
Facilities Authority
Rivermead, Series A	6.875	07-01-41	500,000	550,870

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
New Jersey 1.2%				$2,336,590

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09-15-29	$1,000,000	1,031,860

New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12-01-32	1,000,000	1,304,730

New York 8.8%				17,764,839

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,755,275

Chautauqua County Industrial
Development Agency
Dunkirk Power Project	5.875	04-01-42	3,350,000	3,604,031

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,707,015

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,770,221

New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08-01-16	1,395,000	1,473,092

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,099,570

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	400,000	389,336

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,966,299

North Carolina 0.6%				1,179,840

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,179,840

Ohio 4.3%				8,753,769

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.125	06-01-24	2,865,000	2,473,899

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.875	06-01-30	4,500,000	3,769,920

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,509,950

Oklahoma 1.2%				2,405,635

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06-01-35	1,000,000	1,026,070

Tulsa Municipal Airport Trust
American Airlines Project	6.250	06-01-20	1,375,000	1,379,565

Pennsylvania 5.1%				10,328,579

Allegheny County Industrial
Development Authority
Environmental Improvements	5.500	11-01-16	1,000,000	1,051,920

Allegheny County Industrial
Development Authority
Environmental Improvements	6.875	05-01-30	1,215,000	1,327,934

Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06-01-26	1,500,000	1,677,465

Pennsylvania Economic Development
Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,073,810

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero
Coupon Steps up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	5,197,450

16	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico 3.3%				$6,717,251

Puerto Rico Electric Power Authority	5.250	07-01-35	$2,900,000	1,794,781

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07-01-38	1,000,000	624,990

Puerto Rico Sales Tax Financing Corp.	5.375	08-01-39	1,000,000	808,840

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08-01-33	5,000,000	1,051,800

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,436,840

Rhode Island 0.0%				65,012

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	65,000	65,012

Tennessee 2.1%				4,202,484

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,202,484

Texas 13.2%				26,689,854

Central Texas Regional Mobility Authority	6.250	01-01-46	1,000,000	1,116,840

City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal
Projects AMT	6.625	07-15-38	1,000,000	1,096,640

City of Houston TX Airport System Revenue
United Airlines, Inc. Terminal E Project
AMT (C)	5.000	07-01-29	3,000,000	3,034,470

Dallas/Fort Worth International Airport
Series A AMT	5.000	11-01-38	2,500,000	2,625,775

Grand Parkway Transportation Corp.	5.500	04-01-53	1,000,000	1,062,940

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,102,961

Harris County Health Facilities
Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,271,540

Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11-01-40	1,575,000	1,669,878

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,436,890

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,105,720

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,141,890

Tarrant County Cultural Education Facilities
Finance Corp.
Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,119,140

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,531,080

Texas Private Activity Bond Surface
Transportation Corp.
NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,238,770

Travis County Health Facilities
Development Corp.
Westminster Manor	7.000	11-01-30	1,000,000	1,135,320

Virgin Islands 0.6%				1,110,110

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,110,110

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Virginia 1.2%				$2,335,020

Washington County Industrial
Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	$2,000,000	2,335,020

Washington 0.5%				1,028,920

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,028,920

Wisconsin 0.4%				868,988

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	868,988

Wyoming 0.5%				1,023,990

Sweetwater County
FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,023,990

Other 0.6%				1,156,010

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,156,010

			Shares	Value
Escrow Certificates 0.0%				$15,198

(Cost $0)

Ohio 0.0%				15,198

Hickory Chase Community Authority (I)			155,399	15,198

			Par value	Value

Short-Term Investments 4.1%				$8,331,000

(Cost $8,331,000)

Repurchase Agreement 4.1%				8,331,000

Barclays Tri-Party Repurchase Agreement dated 5-30-14 at 0.050% to be repurchased at $7,460,031 on 6-2-14, collateralized by $7,711,900
U.S. Treasury Notes, 0.750% due 3-31-18 (valued at $7,609,320,
including interest)			$7,460,000	7,460,000

Repurchase Agreement with State Street Corp. dated 5-30-14 at 0.000%
to be repurchased at $871,000 on 6-2-14, collateralized by $900,000
U.S. Treasury Notes, 0.625% due 11-30-17 (valued at $890,492,
including interest)			871,000	871,000

Total investments (Cost $178,606,785)† 101.0%				$204,464,161

Other assets and liabilities, net (1.0%)				($1,980,813)

Total net assets 100.0%				$202,483,348

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

CAB A convertible capital appreciation bond is a bond which compounds interest for a fixed period of time and then pays interest periodically like a normal serial or term bond.

(C) Security purchased on a when-issued or delayed delivery basis.

18	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

Notes to Fund’s investments

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total investments

CIFG Holding, Ltd.	1.9%
Assured Guaranty Corp.	1.6%
National Public Finance Guarantee Corp.	0.7%

Total	4.2%

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $176,383,138. Net unrealized appreciation aggregated $28,081,023, of which $29,268,827 related to appreciated investment securities and $1,187,804 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-14:

General Obligation Bonds	1.1%
Revenue Bonds
Development	20.4%
Other Revenue	16.1%
Transportation	14.1%
Health Care	11.1%
Airport	10.3%
Pollution	8.7%
Tobacco	5.3%
Utilities	4.4%
Education	3.0%
Water & Sewer	1.7%
Facilities	0.7%
Short-Term Investments & Other	3.1%

Total	100.0%

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $178,606,785)	$204,464,161
Cash	645
Receivable for investments sold	127,522
Receivable for fund shares sold	319,638
Interest receivable	2,798,801
Receivable from affiliates	3,702
Other receivables and prepaid expenses	35,707

Total assets	207,750,176

Liabilities

Payable for delayed delivery securities purchased	4,524,990
Payable for fund shares repurchased	523,505
Distributions payable	96,658
Payable to affiliates
Accounting and legal services fees	7,415
Transfer agent fees	10,984
Distribution and service fees	37,019
Trustees’ fees	299
Other liabilities and accrued expenses	65,958

Total liabilities	5,266,828

Net assets	$202,483,348

Net assets consist of

Paid-in capital	$192,155,712
Undistributed net investment income	1,298,125
Accumulated net realized gain (loss) on investments	(16,827,865)
Net unrealized appreciation (depreciation) on investments	25,857,376

Net assets	$202,483,348

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($150,473,738 ÷ 18,406,635 shares)[1]	$8.17
Class B ($8,136,989 ÷ 995,401 shares)[1]	$8.17
Class C ($43,872,621 ÷ 5,366,987 shares)[1]	$8.17

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$8.51

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,389,893

Expenses

Investment management fees	1,215,586
Distribution and service fees	958,018
Accounting and legal services fees	40,744
Transfer agent fees	142,710
Trustees’ fees	6,642
State registration fees	66,938
Printing and postage	15,587
Professional fees	98,969
Custodian fees	29,497
Registration and filing fees	27,583
Other	12,681

Total expenses	2,614,955
Less expense reductions	(227,668)

Net expenses	2,387,287

Net investment income	10,002,606

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(7,141,241)
(7,141,241)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,948,883)
(9,948,883)

Net realized and unrealized loss	(17,090,124)

Decrease in net assets from operations	($7,087,518)

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-14	5-31-13
Increase (decrease) in net assets

From operations
Net investment income	$10,002,606	$12,523,965
Net realized gain (loss)	(7,141,241)	1,494,305
Change in net unrealized appreciation (depreciation)	(9,948,883)	2,616,094

Increase (decrease) in net assets resulting from operations	(7,087,518)	16,634,364

Distributions to shareholders
From net investment income
Class A	(7,655,096)	(9,276,638)
Class B	(353,899)	(342,417)
Class C	(1,928,953)	(2,211,787)

Total distributions	(9,937,948)	(11,830,842)

From fund share transactions	(69,130,220)	(10,849,658)

Total decrease	(86,155,686)	(6,046,136)

Net assets

Beginning of year	288,639,034	294,685,170

End of year	$202,483,348	$288,639,034

Undistributed net investment income	$1,298,125	$919,176

22	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$8.62	$8.48	$7.82	$8.07	$7.43
Net investment income[1]	0.39	0.38	0.39	0.39	0.40
Net realized and unrealized gain (loss) on investments	(0.46)	0.12	0.65	(0.26)	0.63
Total from investment operations	(0.07)	0.50	1.04	0.13	1.03
Less distributions
From net investment income	(0.38)	(0.36)	(0.38)	(0.38)	(0.39)
Net asset value, end of period	$8.17	$8.62	$8.48	$7.82	$8.07
Total return (%)[2,3]	(0.53)	5.91	13.56	1.67	14.15

Ratios and supplemental data

Net assets, end of period (in millions)	$150	$214	$221	$192	$207
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	0.97	0.97	0.99	1.01
Expenses including reductions	0.91	0.87	0.89	0.99	1.00
Net investment income	4.85	4.34	4.81	4.97	5.16
Portfolio turnover (%)	14	25	21	32	14

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$8.62	$8.48	$7.82	$8.07	$7.43
Net investment income[1]	0.33	0.31	0.33	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.46)	0.12	0.65	(0.26)	0.62
Total from investment operations	(0.13)	0.43	0.98	0.07	0.97
Less distributions
From net investment income	(0.32)	(0.29)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.17	$8.62	$8.48	$7.82	$8.07
Total return (%)[2,3]	(1.27)	5.12	12.72	0.91	13.29

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$11	$9	$8	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.72	1.72	1.74	1.76
Expenses including reductions	1.66	1.62	1.64	1.74	1.75
Net investment income	4.11	3.59	4.06	4.22	4.42
Portfolio turnover (%)	14	25	21	32	14

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	23

CLASS C SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$8.62	$8.48	$7.82	$8.07	$7.43
Net investment income[1]	0.33	0.31	0.33	0.33	0.34
Net realized and unrealized gain (loss) on investments	(0.46)	0.12	0.65	(0.26)	0.63
Total from investment operations	(0.13)	0.43	0.98	0.07	0.97
Less distributions
From net investment income	(0.32)	(0.29)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.17	$8.62	$8.48	$7.82	$8.07
Total return (%)[2,3]	(1.27)	5.12	12.72	0.91	13.30

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$64	$64	$51	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.72	1.73	1.74	1.76
Expenses including reductions	1.66	1.62	1.64	1.74	1.75
Net investment income	4.10	3.59	4.06	4.22	4.40
Portfolio turnover (%)	14	25	21	32	14

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

24	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | High Yield Municipal Bond Fund	25

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2014 were $518. For the year ended May 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

26	High Yield Municipal Bond Fund | Annual report

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a capital loss carryforward of $15,664,182 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM

$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011	$5,940,381

For federal income tax purposes, net capital losses of $3,387,330, that are the result of security transactions occurring after October 31, 2013, are treated as occurring on June 1, 2014, the first day of the fund’s next taxable year.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2014 and 2013 was as follows:

	MAY 31, 2014	MAY 31, 2013

Ordinary Income	$591,448	$322,605
Exempt Interest	9,346,460	11,508,237
Total	$9,937,948	$11,830,842

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2014, the components of distributable earnings on a tax basis consisted of $1,394,783 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the

Annual report | High Yield Municipal Bond Fund	27

United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the fund’s average daily net assets, (b) 0.5625% of the next $75,000,000 of the fund’s average daily net assets, (c) 0.5000% of the next $1,850,000,000 of the fund’s average daily net assets, (d) 0.4800% of the next $2,000,000,000 of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the average daily average net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $9,369, $513 and $2,794 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2014 were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each

28	High Yield Municipal Bond Fund | Annual report

share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2014, unless renewed by the mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $158,921, $8,678 and $47,393 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $178,005 for the year ended May 31, 2014. Of this amount, $26,685 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $150,744 was paid as sales commissions to broker-dealers and $576 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2014, CDSCs received by the Distributor amounted to $4,474, $15,948 and $6,322 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share

Annual report | High Yield Municipal Bond Fund	29

Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2014 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$397,302	$105,484
Class B	86,785	5,772
Class C	473,931	31,454
Total	$958,018	$142,710

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2014 and 2013 were as follows:

	Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,814,740	$30,368,936	5,541,953	$47,880,268
Distributions reinvested	844,629	6,703,704	913,897	7,906,879
Repurchased	(11,055,546)	(87,678,702)	(7,762,320)	(67,219,929)

Net decrease	(6,396,177)	($50,606,062)	(1,306,470)	($11,432,782)

Class B shares

Sold	25,517	$204,848	306,030	$2,645,271
Distributions reinvested	37,007	293,579	32,204	278,634
Repurchased	(289,271)	(2,301,138)	(218,734)	(1,889,799)

Net increase (decrease)	(226,747)	($1,802,711)	119,500	$1,034,106

Class C shares

Sold	588,013	$4,704,411	1,132,578	$9,805,292
Distributions reinvested	203,633	1,616,041	204,914	1,772,923
Repurchased	(2,901,776)	(23,041,899)	(1,388,707)	(12,029,197)

Net decrease	(2,110,130)	($16,721,447)	(51,215)	($450,982)

Total net decrease	(8,733,054)	($69,130,220)	(1,238,185)	($10,849,658)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $29,558,393 and $102,362,282, respectively, for the year ended May 31, 2014.

30	High Yield Municipal Bond Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and
Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2014

Annual report | High Yield Municipal Bond Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2014.

94.31% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

32	High Yield Municipal Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | High Yield Municipal Bond Fund	33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

34	High Yield Municipal Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | High Yield Municipal Bond Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

36	High Yield Municipal Bond Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | High Yield Municipal Bond Fund	37

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	59A 5/14
MF188823	7/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2014 and 2013. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock High Yield Municipal Bond Fund	$32,467	$33,343

John Hancock Tax-Free Bond Fund	33,602	34,478

Total	$66,069	$67,821

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2014	May 31, 2013

John Hancock High Yield Municipal Bond Fund	$558	$738

John Hancock Tax-Free Bond Fund	558	738

Total	$1,116	$1,476

Amounts billed to control affiliates were $98,642 and $99,637 for the fiscal years ended May 31, 2014 and 2013, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2014 and 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock High Yield Municipal Bond Fund	$2,542	$2,542

John Hancock Tax-Free Bond Fund	2,461	2,461

Total	$5,003	$5,003

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Fund	May 31, 2014	May 31, 2013

John Hancock High Yield Municipal Bond Fund	$122	$167

John Hancock Tax-Free Bond Fund	122	167

Total	$244	$334

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Trust	May 31, 2014	May 31, 2013

John Hancock Municipal Securities Trust	$6,110,803	$2,841,260

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
__________________
Andrew Arnott
President

Date:	July 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
__________________
Andrew Arnott
President

Date:	July 11, 2014

By:	/s/ Charles A. Rizzo
__________________
Charles A. Rizzo
Chief Financial Officer

Date:	July 11, 2014